Intangible Assets - Additional Information (Detail) kr in Millions, Mobile_subscriptions in Billions, Device in Billions	12 Months Ended
	Dec. 31, 2023 Mobile_subscriptions Device	Dec. 31, 2018 SEK (kr) Mobile_subscriptions	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 30,035	kr 27,815	kr 43,387
Write down of goodwill		kr 275	kr 12,966
After-tax discount rate		8.80%	8.50%
Average GDP growth rate		1.00%	1.00%
Impairment testing percentage		11.50%
Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	30
Later than five year and not later than six years [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of estimated increase in mobile video traffic		40.00%
Percentage of estimated increase in mobile data traffic		75.00%
Estimated increase in mobile data traffic volume		4
Smartphone traffic growth		4
Mobile subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		8.0
Mobile subscriptions [member] | Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	8.8
Smart phone [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		6.9
5G subscriptions [member] | Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	1.0
Networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 25,700
Digital services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		3,100
Digital services [member] | Research and development expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of capitalized development expenses		300
Emerging business and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		1,200
Emerging business and other [member] | Other operating expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of goodwill		kr 300
Internet of things [member] | Subscription by 2023 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	20